S000071770 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares BBB Rated Corporate Bond ETF | iShares BBB Rated Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.45%	2.74%	9.18%	(15.55%)